Document and Entity Information	Feb. 26, 2016
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2016
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 26, 2016
Prospectus Date	Dec. 29, 2015
MFS® U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Prospectus:
Trading Symbol	MCMXX